Description of Business	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business	Description of BusinessNextdoor, Inc. (“Nextdoor” or the “Company”), was incorporated in Delaware in 2007 and is headquartered in San Francisco, California. Nextdoor’s purpose is to cultivate a kinder world where everyone has a neighborhood they can rely on. That purpose enables the Company’s mission to be the neighborhood hub for trusted connections and the exchange of helpful information, goods, and services. The Company changed its name in March 2019 to Nextdoor, Inc. from Nextdoor.com, Inc.Description of Business
Nextdoor, Inc. (“Nextdoor” or the “Company”), was incorporated in Delaware in 2007 and is headquartered in San Francisco, California. Nextdoor’s purpose is to cultivate a kinder world where everyone has a neighborhood they can rely on. That purpose enables the Company’s mission to be the neighborhood hub for trusted connections and the exchange of helpful information, goods, and services.
On July 6, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Lorelei Merger Sub Inc. (“Merger Sub”), a wholly owned subsidiary of Khosla Ventures Acquisition Co. II (“KVSB”), a special purpose acquisition company, where Merger Sub will merge with the Company, with the Company surviving as a wholly owned subsidiary of KVSB. The transactions contemplated by the Merger Agreement are referred to herein as the “Transactions”. Upon the completion of the Transactions on November 5, 2021 (the “Closing”), KVSB was renamed to Nextdoor Holdings, Inc. See Note 13—Subsequent Events.